Inventories	12 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 3 — Inventories

Inventories consist of the following:

	June 30,
	2015	2014
	Amount	Amount
Raw materials	$402,761	$340,431
Work-in-process	486,254	454,251
Reserve	(37,000)	(22,000)
Total	$852,015	$772,682

The inventory reserve was increased by $25,000 and $2,000 in our west division during the years ended June 30, 2015 and 2014, respectively, and reduced by $10,000 in our east division during the year ended June 30, 2014.